Discontinued Operations (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 0	$ 10,039	$ 617,406	$ 766,287
Cost of Revenue	117,955	97,255	1,284,337	852,635
Gross Profit	(117,955)	(87,216)	(666,931)	(86,348)
Operating Expenses
Depreciation and amortization	0	77,395	128,935	511,588
Loss from Operations	(117,955)	(164,611)	(795,866)	(597,936)
Other Expense
Interest expense	963	750	1,770	7,714
Loss from discontinued operations	(118,918)	(165,361)	(797,636)	(605,650)
Income tax benefit	46,378	64,491	311,078	236,204
Loss on discontinued operations, net of tax	$ (72,540)	$ (100,870)	$ (486,558)	$ (369,446)